Expense Example - FidelityTrendFund-RetailPRO - FidelityTrendFund-RetailPRO - Fidelity Trend Fund	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738